Investments (details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Investment disclosure details
Fixed maturities, amortized cost	$ 61,841	$ 62,196
Fixed maturities, at fair value	64,583	63,956
Equity securities, cost	648	686
Equity securities, at fair value	980	943
Continuous unrealized loss position less than 12 months, fair value	3,116	13,836
Continuous unrealized loss position less than 12 months, gross unrealized losses	16	592
Continuous unrealized loss position 12 months or longer, fair value	6,154	875
Continuous unrealized loss position 12 months or longer, gross unrealized losses	177	111
Continuous unrealized loss position, total, fair value	9,270	14,711
Continuous unrealized loss position, total, gross unrealized losses	193	703
Available-for-sale securities for which fair value is less than 80% of amortized cost, 3 months or less	1
Available-for-sale securities for which fair value is less than 80% of amortized cost, greater than 3 months, 6 months or less	4
Available-for-sale securities for which fair value is less than 80% of amortized cost, greater than 6 months, 12 months or less	1
Available-for-sale securities for which fair value is less than 80% of amortized cost, greater than 12 months	2
Available-for-sale securities for which fair value is less than 80% of amortized cost, total	8
Maxiumum [Member]
Investment disclosure details
Unrealized investment losses for securities for which fair value is less than 80% of amortized cost, as a percentage of the combined fixed maturity and equity security portfolios on a pretax basis	1.00%
Unrealized investment losses for securities for which fair value is less than 80% of amortized cost, as a percentage of shareholders' equity on an after-tax basis	1.00%
Fixed maturities [Member]
Investment disclosure details
Fixed maturities, amortized cost	61,841	62,196
Gross unrealized gains	2,933	2,460
Gross unrealized losses	191	700
Fixed maturities, at fair value	64,583	63,956
Continuous unrealized loss position less than 12 months, fair value	2,935	13,636
Continuous unrealized loss position less than 12 months, gross unrealized losses	14	589
Continuous unrealized loss position 12 months or longer, fair value	6,153	875
Continuous unrealized loss position 12 months or longer, gross unrealized losses	177	111
Continuous unrealized loss position, total, fair value	9,088	14,511
Continuous unrealized loss position, total, gross unrealized losses	191	700
Available-for-sale securities for which fair value is less than 80% of amortized cost, 3 months or less	1
Available-for-sale securities for which fair value is less than 80% of amortized cost, greater than 3 months, 6 months or less	4
Available-for-sale securities for which fair value is less than 80% of amortized cost, greater than 6 months, 12 months or less	1
Available-for-sale securities for which fair value is less than 80% of amortized cost, greater than 12 months	2
Available-for-sale securities for which fair value is less than 80% of amortized cost, total	8
U.S. Treasury securities and obligations of U.S. government and government agencies and authorities [Member]
Investment disclosure details
Fixed maturities, amortized cost	2,060	2,288
Gross unrealized gains	40	39
Gross unrealized losses	6	12
Fixed maturities, at fair value	2,094	2,315
Continuous unrealized loss position less than 12 months, fair value	40	433
Continuous unrealized loss position less than 12 months, gross unrealized losses	1	12
Continuous unrealized loss position 12 months or longer, fair value	106
Continuous unrealized loss position 12 months or longer, gross unrealized losses	5
Continuous unrealized loss position, total, fair value	146	433
Continuous unrealized loss position, total, gross unrealized losses	6	12
Obligations of states, municipalities and political subdivisions [Member]
Investment disclosure details
Fixed maturities, amortized cost	33,405	34,488
Gross unrealized gains	1,700	1,436
Gross unrealized losses	80	362
Fixed maturities, at fair value	35,025	35,562
Continuous unrealized loss position less than 12 months, fair value	1,378	4,785
Continuous unrealized loss position less than 12 months, gross unrealized losses	4	298
Continuous unrealized loss position 12 months or longer, fair value	2,750	432
Continuous unrealized loss position 12 months or longer, gross unrealized losses	76	64
Continuous unrealized loss position, total, fair value	4,128	5,217
Continuous unrealized loss position, total, gross unrealized losses	80	362
Obligations of states, municipalities and political subdivisions, pre-refunded [Member]
Investment disclosure details
Fixed maturities, amortized cost	8,096	9,074
Gross unrealized gains	359	445
Gross unrealized losses		1
Fixed maturities, at fair value	8,455	9,518
Obligations of states, municipalities and political subdivisions, all other (not pre-refunded) [Member]
Investment disclosure details
Fixed maturities, amortized cost	25,309	25,414
Gross unrealized gains	1,341	991
Gross unrealized losses	80	361
Fixed maturities, at fair value	26,570	26,044
Debt securities issued by foreign governments [Member]
Investment disclosure details
Fixed maturities, amortized cost	2,549	2,552
Gross unrealized gains	37	33
Gross unrealized losses	4	8
Fixed maturities, at fair value	2,582	2,577
Continuous unrealized loss position less than 12 months, fair value	425	907
Continuous unrealized loss position less than 12 months, gross unrealized losses	2	8
Continuous unrealized loss position 12 months or longer, fair value	115	1
Continuous unrealized loss position 12 months or longer, gross unrealized losses	2
Continuous unrealized loss position, total, fair value	540	908
Continuous unrealized loss position, total, gross unrealized losses	4	8
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities [Member]
Investment disclosure details
Fixed maturities, amortized cost	2,154	2,263
Gross unrealized gains	178	179
Gross unrealized losses	6	18
Fixed maturities, at fair value	2,326	2,424
Continuous unrealized loss position less than 12 months, fair value	77	542
Continuous unrealized loss position less than 12 months, gross unrealized losses		17
Continuous unrealized loss position 12 months or longer, fair value	268	21
Continuous unrealized loss position 12 months or longer, gross unrealized losses	6	1
Continuous unrealized loss position, total, fair value	345	563
Continuous unrealized loss position, total, gross unrealized losses	6	18
All other corporate bonds [Member]
Investment disclosure details
Fixed maturities, amortized cost	21,541	20,472
Gross unrealized gains	969	767
Gross unrealized losses	95	299
Fixed maturities, at fair value	22,415	20,940
Continuous unrealized loss position less than 12 months, fair value	1,015	6,887
Continuous unrealized loss position less than 12 months, gross unrealized losses	7	253
Continuous unrealized loss position 12 months or longer, fair value	2,914	421
Continuous unrealized loss position 12 months or longer, gross unrealized losses	88	46
Continuous unrealized loss position, total, fair value	3,929	7,308
Continuous unrealized loss position, total, gross unrealized losses	95	299
Other fixed maturities [Member]
Investment disclosure details
Available-for-sale securities for which fair value is less than 80% of amortized cost, 3 months or less	1
Available-for-sale securities for which fair value is less than 80% of amortized cost, greater than 3 months, 6 months or less	4
Available-for-sale securities for which fair value is less than 80% of amortized cost, greater than 6 months, 12 months or less	1
Available-for-sale securities for which fair value is less than 80% of amortized cost, greater than 12 months	2
Available-for-sale securities for which fair value is less than 80% of amortized cost, total	8
Redeemable preferred stock [Member]
Investment disclosure details
Fixed maturities, amortized cost	132	133
Gross unrealized gains	9	6
Gross unrealized losses		1
Fixed maturities, at fair value	141	138
Continuous unrealized loss position less than 12 months, fair value		82
Continuous unrealized loss position less than 12 months, gross unrealized losses		1
Continuous unrealized loss position, total, fair value		82
Continuous unrealized loss position, total, gross unrealized losses		1
Equity securities [Member]
Investment disclosure details
Equity securities, cost	648	686
Gross unrealized gains	334	260
Gross unrealized losses	2	3
Equity securities, at fair value	980	943
Continuous unrealized loss position less than 12 months, fair value	181	200
Continuous unrealized loss position less than 12 months, gross unrealized losses	2	3
Continuous unrealized loss position 12 months or longer, fair value	1
Continuous unrealized loss position, total, fair value	182	200
Continuous unrealized loss position, total, gross unrealized losses	2	3
Equity securities, common stock [Member]
Investment disclosure details
Equity securities, cost	396	385
Gross unrealized gains	303	226
Gross unrealized losses		1
Equity securities, at fair value	699	610
Continuous unrealized loss position less than 12 months, fair value	29	53
Continuous unrealized loss position less than 12 months, gross unrealized losses		1
Continuous unrealized loss position 12 months or longer, fair value	1
Continuous unrealized loss position, total, fair value	30	53
Continuous unrealized loss position, total, gross unrealized losses		1
Equity securities, non-redeemable preferred stock [Member]
Investment disclosure details
Equity securities, cost	252	301
Gross unrealized gains	31	34
Gross unrealized losses	2	2
Equity securities, at fair value	281	333
Continuous unrealized loss position less than 12 months, fair value	152	147
Continuous unrealized loss position less than 12 months, gross unrealized losses	2	2
Continuous unrealized loss position, total, fair value	152	147
Continuous unrealized loss position, total, gross unrealized losses	$ 2	$ 2